24. Derivative Financial Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Derivative Financial Liabilities Tables Abstract
Schedule of total derivatives not designated as hedging instruments

The fair value of the Group’s interest rate derivatives is determined by Management using inputs based on bank quotes. The fair value of the Group’s convertible promissory notes derivatives is determined by Management using a valuation model based on certain inputs that are observable.

	2018	2017	2016
Derivatives not designated as hedging instruments
Conversion feature on promissory notes	$476,572	$1,859,700	$794,235
Total derivatives not designated as hedging instruments	$476,572	$1,859,700	$794,235

Schedule of observable inputs used

The summary of the observable inputs used for the year ended December 31, 2018, 2017 and 2016 are as follow:

	Year ended December 31, 2018	Year ended December 31, 2017	Year ended December 31, 2016

Conversion price	$0.50 - $1.02	$1.30 - $1.80	$1.40 - $3.55
Stock price	$0.50 - $1.02	$1.30 - $1.98	$1.80 - $3.55
Risk-free interest rate	1.78% - 2.72%	0.82% - 1.90%	0.44% - 0.92%
Expected term (in years)	0.02 - 1	0.01 - 1	0.01 - 1
Average stock price volatility	92.29%	80.08%	100.60%